Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Dynamic 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 93.0%
BlackRock Advantage Emerging Markets Fund, Class K	44,489	$478,251
Diversified Equity Master Portfolio	$2,278,306	2,278,306
International Tilts Master Portfolio	$630,379	630,379
iShares Developed Real Estate Index Fund, Class K	23,286	203,986
iShares MSCI Canada ETF(b)	4,073	111,641
iShares MSCI EAFE Small-Cap ETF	2,816	166,116
iShares Russell 2000 ETF(b)	368	55,123

		3,923,802

Fixed Income Funds — 1.3%
CoreAlpha Bond Master Portfolio	$21,857	21,857
iShares Core U.S. Aggregate Bond ETF	129	15,230
iShares iBoxx $ Investment Grade Corporate Bond ETF	61	8,217
Master Total Return Portfolio	$9,872	9,872

		55,176

Total Affiliated Investment Companies — 94.3% (Cost: $3,892,575)		3,978,978

Security	Shares	Value

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)	163,908	$ 164,056
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	257,336	257,336

Total Short-Term Securities — 10.0% (Cost: $ 421,394)		421,392

Total Investments — 104.3% (Cost: $ 4,313,969)		4,400,370

Liabilities in Excess of Other Assets — (4.3)%		(182,747)

Net Assets — 100.0%		$ 4,217,623

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund - Class K	$432,899	(a)	$144,495	(b)	$(100,155)		$(11,967)	$12,979	$478,251	44,489	$307		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	231,936	(a)	—		(67,832	)(c)	(47)	(1)	164,056	163,908	363	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	153,506	(a)	103,830	(c)	—		—	—	257,336	257,336	554		—
BlackRock Tactical Opportunities Fund Class K(e)	—		193,595		(193,041)		(554)	—	—	—	—		—
CoreAlpha Bond Master Portfolio	35,338	(a)	—		(14,244	)(c)	1,460	(697)	21,857	$21,857	534		—
Diversified Equity Master Portfolio	2,195,914	(a)	87,000	(c)	—		20,797	(25,405)	2,278,306	$2,278,306	25,082		—
International Tilts Master Portfolio	782,737	(a)	—		(76,937	)(c)	(35,435)	(39,986)	630,379	$630,379	10,794		—
iShares Core MSCI EAFE ETF(e)	—		279,156	(b)	(258,355	)(f)	(20,801)	—	—	—	2,188		—
iShares Core U.S. Aggregate Bond ETF	—		15,254		—		—	(24)	15,230	129	68		—
iShares Developed Real Estate Index Fund - Class K	198,885	(a)	58,232	(b)	(13,946)		(4,609)	(34,576)	203,986	23,286	2,578		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—		8,205		—		—	12	8,217	61	55		—
iShares MSCI Canada ETF	110,234	(a)	9,745		—		—	(8,338)	111,641	4,073	1,029		—
iShares MSCI EAFE Small-Cap ETF	167,346	(a)	90,621		(92,200)		(5,061)	5,410	166,116	2,816	1,722		—
iShares Russell 2000 ETF	84,823	(a)	2,434		(23,295)		(1,874)	(6,965)	55,123	368	619		—

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued)	BlackRock LifePath® Dynamic 2065 Fund
September 30, 2020

Affiliates (continued)

Affiliated Issuer	Value at 12/31/19		Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
iShares TIPS Bond ETF(e)	$4,080	(a)	$—	$(4,230)	$180	$(30)	$—	—	$8	$—
Master Total Return Portfolio	2,021	(a)	7,955	—	—	(104)	9,872	$9,872	—	—

					$(57,911)	$(97,725)	$4,400,370		$45,901	$—

(a)	Represents value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(b)	Represents amount purchased by the Fund and the LifePath Dynamic Master Portfolio.
(c)	Represents net amount purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	As of period end, the entity is no longer held.
(f)	Represents amount sold by the Fund and the LifePath Dynamic Master Portfolio.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	3	12/18/20	$278	$(5,688)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	499,161	USD	4,716	JPMorgan Chase Bank N.A.	12/16/20	$19
JPY	4,076,057	USD	38,431	Morgan Stanley & Co. International PLC	12/16/20	232

						251

AUD	56,870	USD	41,503	JPMorgan Chase Bank N.A.	12/16/20	(734)
CAD	52,117	USD	39,836	Goldman Sachs International	12/16/20	(806)
EUR	3,994	USD	4,716	Bank of America N.A.	12/16/20	(25)
EUR	153,798	USD	182,664	JPMorgan Chase Bank N.A.	12/16/20	(2,009)

						(3,574)

						$(3,323)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Dynamic 2065 Fund

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$1,015,117	$—	$—	$1,015,117
Fixed Income Funds	23,447	—	—	23,447
Short-Term Securities
Money Market Funds	421,392	—	—	421,392

	$1,459,956	$—	$—	1,459,956

Investments Valued at NAV(a)				2,940,414

				$4,400,370

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$251	$—	$251
Liabilities
Equity Contracts	(5,688)	—	—	(5,688)
Foreign Currency Exchange Contracts	—	(3,574)	—	(3,574)

	$(5,688)	$(3,323)	$—	$(9,011)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	3